Other Receivables and Prepaid Expenses (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of other receivable and prepaid expenses
Other receivables and deposits		$ 211,522
Prepaid expenses		3,280
Due from staff and others		1,268
Total		$ 216,070